Pension obligations (Schedule of net defined benefit liability (asset)) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Obligations [Line Items]
Present value of funded defined benefit obligation	$ 220,210	$ 224,364
Fair value of plan assets	(203,486)	(202,119)	$ (175,795)
Present value of unfunded defined benefit obligation	20,144	19,369
Net liability arising from defined benefit obligation	$ 36,868	$ 41,614